Net (Loss)/Income Per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net income attributable to Jiayuan.com International Ltd.	$ 9,459	58,937	37,243	16,717
Accretion of redeemable convertible preferred shares			(3,222)	(8,690)
Income allocated to participating preferred shareholders			(12,681)	(16,717)
Net (loss)/income attributable to ordinary shareholders	$ 9,459	58,937	21,340	(8,690)
Denominator:
Weighted average number of ordinary shares outstanding-basic	46,297,314	46,297,314	39,647,790	27,272,727
Dilutive effect of share options	1,445,784	1,445,784	2,737,043
Weighted average number of ordinary shares outstanding-diluted	47,743,098	47,743,098	42,384,833	27,272,727
Basic net (loss)/income per share (in CNY per share)	$ 0.20	1.27	0.54	(0.32)
Diluted net (loss)/income per share (in CNY per share)	$ 0.20	1.23	0.50	(0.32)
Ordinary shares issued to depository for issuance of ADS upon exercise of options	421,358	421,358
Ordinary shares not included in the calculation of basic and diluted net income per share	421,358	421,358